Property and Equipment (Tables)	12 Months Ended
Oct. 31, 2024
Property and Equipment [Abstract]
Schedule of Property and Equipment

As of October 31, 2024 and 2023, property and equipment consisted of:

	October 31, 2024	October 31, 2023
Electronic equipment	$27,027	$23,994
Office facilities	20,834	14,182
Machinery equipment	142,512	138,011
Vehicles	258,169	183,436
Less: Accumulated depreciation	(172,194)	(92,636)
Less: Impairment loss	(34,163)	—
Totals	$242,185	$266,987